Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Parenthetical) (Detail) ¥ in Billions	Sep. 30, 2015 JPY (¥)
Collateralized transactions
US government sponsored agency mortgage pass-through securities and collateralized mortgage obligations	¥ 3,605